Federated Hermes Short-Intermediate Government Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—53.5%
		U.S. Treasury Notes—53.5%
$ 9,000,000		1.125%, 1/15/2025	$ 8,584,545
8,000,000		1.250%, 12/31/2026	7,401,562
10,000,000		1.500%, 2/15/2025	9,620,578
10,000,000		1.500%, 1/31/2027	9,351,733
13,000,000	[1]	1.750%, 3/15/2025	12,586,460
10,000,000		1.875%, 2/28/2027	9,515,701
10,000,000		2.500%, 3/31/2027	9,791,582
7,000,000		2.625%, 4/15/2025	6,945,316
10,000,000		2.625%, 1/31/2026	9,879,032
10,000,000		2.750%, 4/30/2027	9,906,250
6,000,000		2.875%, 7/31/2025	5,987,520
		TOTAL U.S. TREASURIES (IDENTIFIED COST $102,632,302)	99,570,279
		GOVERNMENT AGENCIES—30.9%
		Federal Farm Credit System—9.7%
5,000,000		1.250%, 6/17/2030	4,170,978
5,000,000		1.330%, 11/3/2026	4,655,041
5,000,000		1.330%, 4/21/2027	4,574,488
5,000,000		1.850%, 2/25/2027	4,656,290
		TOTAL	18,056,797
		Federal Home Loan Bank System—17.3%
1,944,444		1.200%, 5/4/2027	1,764,592
4,000,000		1.400%, 4/15/2027	3,673,236
7,500,000		1.600%, 1/19/2027	6,987,864
10,000,000		2.125%, 2/28/2024	9,900,680
9,910,000		3.500%, 7/1/2033	9,878,149
		TOTAL	32,204,521
		Federal Home Loan Mortgage Corporation—3.9%
8,000,000		0.800%, 10/27/2026	7,223,887
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $60,577,901)	57,485,205
		MORTGAGE-BACKED SECURITIES—14.4%
		Federal Home Loan Mortgage Corporation—0.9%
1,676,021		3.500%, 7/1/2033	1,683,058
		Federal National Mortgage Association—0.1%
24,962		3.000%, 8/1/2050	23,672
47,949		3.000%, 9/1/2050	45,527
29,708		3.000%, 5/1/2051	28,130
12,295		3.000%, 10/1/2051	11,644
		TOTAL	108,973
	[2]	Uniform Mortgage-Backed Securities, TBA—13.4%
10,000,000		3.500%, 5/1/2037	9,998,440
15,000,000		4.000%, 5/1/2052	14,911,522
		TOTAL	24,909,962
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $26,784,307)	26,701,993

Principal Amount, Shares or Contracts			Value
		PURCHASED CALL OPTION—0.0%
25		United States Treasury Note 10 Year Futures, Notional Amount $96,875, Exercise Price, $120.5, Expiration Date 05/20/2022 (IDENTIFIED COST $13,732)	$ 10,937
		INVESTMENT COMPANY—20.4%
37,894,122	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[4] (IDENTIFIED COST $37,894,122)	37,894,122
		TOTAL INVESTMENT IN SECURITIES—119.2% (IDENTIFIED COST $227,902,364)	221,662,536
		OTHER ASSETS AND LIABILITIES - NET—(19.2)%[5]	(35,633,506)
		TOTAL NET ASSETS—100%	$186,029,030
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 5-Year Long Futures	150	$16,900,781	June 2022	$(303,848)
Short Futures:
[6]United States Treasury Long Bond Short Futures	10	$1,406,875	June 2022	$84,196
[6]United States Treasury Notes 2-Year Short Futures	235	$49,540,937	June 2022	$118,959
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(100,693)
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,890,235 and $45,252,090, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $2,735. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At April 30, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
Wells Fargo Bank N.A	United States Treasury Note 10 Year	25	$96,875	May 2022	$118.00	$(14,002)
(Premium Received $14,002)						$(14,002)
The average market value of written put options held by the Fund throughout the period was $3,501. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Value of Written Options is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2022	$6,931,820
Purchases at Cost	$79,011,936
Proceeds from Sales	$(48,049,634)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 4/30/2022	$37,894,122
Shares Held as of 4/30/2022	37,894,122
Dividend Income	$6,361

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of April 30, 2022.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Securities	$—	$99,570,279	$—	$99,570,279
Government Agencies	—	57,485,205	—	57,485,205
Mortgage-Backed Securities	—	26,701,993	—	26,701,993
Purchased Call Option	10,937	—	—	10,937
Investment Company	37,894,122	—	—	37,894,122
TOTAL SECURITIES	$37,905,059	$183,757,477	$—	$221,662,536
Other Financial Instruments:
Assets
Futures Contracts	$203,155	$—	$—	$203,155
Written Option Contracts	(14,002)	—	—	(14,002)
Liabilities
Futures Contracts	(303,848)	—	—	(303,848)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(114,695)	$—	$—	$(114,695)